Equity - Dividends and Distributions to Noncontrolling Interests Paid (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Equity [Line Items]
Common shareholders (dividends)	$ 785,103	$ 349,255	$ 1,522,810	$ 697,039	$ 1,088,215	$ 362,220
Dividends and distributions	818,978	407,130	1,606,560	776,789	1,213,840	422,686
Hanover Square Property
Equity [Line Items]
Common shareholders (dividends)	12,000	0	40,000	0	24,000	0
Hampton Inn Property
Equity [Line Items]
Common shareholders (dividends)	0	36,000	0	36,000	36,000	38,591
Operating Partnership unit holders (distributions)
Equity [Line Items]
Dividends and distributions	$ 21,875	$ 21,875	$ 43,750	$ 43,750	$ 65,625	$ 21,875